Cover	Jan. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 20, 2026
Entity File Number	000-56285
Entity Registrant Name	GPB Automotive Portfolio, LP
Entity Central Index Key	0001578742
Entity Tax Identification Number	35-2484347
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	55 Old Field Point Road
Entity Address, Address Line Two	Suite 1 East
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	877
Local Phone Number	489-8484
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false